Loans, Net - Schedule of the Reconciliation of the Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans, Net [Abstract]
Opening balance	$ 500	$ 717
Net consideration allocated to IBI Loan			887
Recognition of fair value of derivative warrant liability			(88)
Amortization of discount relating to straight loan	31	31	12
Repayment of principal relating to straight loan	(292)	(236)	(82)
Exchange rate differences	11	(12)	(12)
Closing balance	$ 250	$ 500	$ 717